Note 33 - Subsequent Event (Details Textual)										6 Months Ended		12 Months Ended
	Feb. 21, 2018 USD ($) $ / shares	Feb. 08, 2018 USD ($)	Nov. 22, 2017 USD ($) $ / shares	May 24, 2017 USD ($) $ / shares	Nov. 23, 2016 $ / shares	May 25, 2016 $ / shares	Nov. 25, 2015 $ / shares	May 20, 2015 $ / shares	Nov. 27, 2014 $ / shares	May 25, 2016 USD ($)	May 20, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 01, 2017 $ / shares	May 03, 2017 $ / shares	May 04, 2016 $ / shares	May 06, 2015 $ / shares
Statement Line Items [Line Items]
Dividends payable, amount per share including interim dividend																$ 0.41	$ 0.45	$ 0.45
Dividends payable, amount per ads including interim dividend																$ 0.82	$ 0.90	$ 0.90
Dividends paid, ordinary shares per share			$ 0.13	$ 0.28	$ 0.13	$ 0.30	$ 0.15	$ 0.30	$ 0.15
Dividends paid, per ads			$ 0.26	$ 0.56	$ 0.26	$ 0.60	$ 0.30	$ 0.60	$ 0.30
Dividends recognised as distributions to owners | $			$ 153,000,000	$ 484,000,000						$ 531,200,000	$ 531,200,000	$ 508,020,000	$ 536,720,000	$ 534,192,000
Dividends payable, amount per ads															$ 0.26
Announcing or commencing implementation of major restructuring [member] | Usiminas [member] | Ternium Investments S.à r.l. and Nippon Steel & Sumitomo Metal Corporation [member]
Statement Line Items [Line Items]
Governance covenant, term of intervals for the nomination of CEO and Chairman		4 years
Governance covenant, number of consecutive years in an interval for the nomination of CEO and Chairman		2
Governance covenant, term of consecutive years in an interval for the nomination of CEO and Chairman		2 years
Governance covenant, total number of members in the executive board		6
Governance covenant, total number of Vice-Presidents in the executive board | $		5
Restructuring covenant, number of allowed nominations per associate		3
Governance covenant, minimum term of holding for current shareholders to exercise in a buy-and-sell procedure		4 years 182 days
Dividends proposed after the reporting period [member]
Statement Line Items [Line Items]
Dividends payable, amount per share including interim dividend	$ 0.41
Dividends payable, amount per ads including interim dividend	$ 0.82
Dividends payable including interim dividends | $	$ 484,000,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.28
Dividends payable, amount per ads	$ 0.56
Dividend payables | $	$ 331,000,000